                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-02258
                                    ---------
                       Investment Company Act File Number

                           Eaton Vance Series Trust II
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                              Alan R. Dynner, Esq.
      Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
      ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number,
                              Including Area Code)

                                     June 30
                                     -------
                             Date of Fiscal Year End

                               September 30, 2005
                               ------------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS.

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND as of September 30, 2005

PORTFOLIO OF INVESTMENTS

        SECURITY                                        SHARES           VALUE
-------------------------------------------------------------------------------

LONG-TERM INVESTMENTS

COMMON STOCKS -- 94.4%

ARGENTINA  -- 2.0%
-------------------------------------------------------------------------------
BBVA Banco Frances SA(a)                                 67,312   $     169,767
Grupo Financiero Galicia SA
(Class 'B' Shares)(a)                                   263,448         221,480
IRSA Inversiones y
Representaciones SA(a)                                  119,544         143,982
Ledesma SAAI                                            259,501         170,077
Molinos Rio de la Plata SA(a)                            92,923         169,951
Petrobras Energia Participaciones SA(a)                 134,218         212,317
Quilmes Industrial SA (ADR)                              14,706         460,151
Renault Argentina SA(a)                                  46,284         257,288
Siderar SAIC                                             75,100         796,290
Telecom Argentina SA(a)                                 229,824         583,580
Tenaris SA                                              287,701       3,948,885
Transportadora de Gas del Sur SA(a)                     252,923         328,928
-------------------------------------------------------------------------------
                                                                  $   7,462,696
-------------------------------------------------------------------------------

BOTSWANA  -- 0.4%
-------------------------------------------------------------------------------
Sechaba Breweries Ltd.                                  284,600   $     805,479
Sefalana Holding Co.(a)(b)                               99,100         133,690
Standard Chartered Bank of Botswana(b)                  488,210         719,514
-------------------------------------------------------------------------------
                                                                  $   1,658,683
-------------------------------------------------------------------------------

BRAZIL  -- 7.8%
-------------------------------------------------------------------------------
Banco Bradesco SA(a)                                     10,000   $     463,619
Banco Bradesco SA (PFD Shares)                           34,320       1,680,740
Banco Itau Holding Financeira SA (PFD Shares)             8,120       1,946,256
Bombril SA (PFD Shares)(a)                              100,000         376,747
Brasil Telecom Participacoes SA (PFD Shares)         22,900,000         195,845
Brasil Telecom SA                                    33,349,635         159,869
Caemi Mineracao E Metalurgia SA (PFD Shares)            325,000         517,858
Centrais Eletricas Brasileiras SA                    22,000,000         442,644
Centrais Eletricas Brasileiras SA
(Class 'B' Shares)                                   11,000,000         212,905
Cia Brasileira de Distribuicao Grupo
Pao de Acucar (PFD Shares)                            7,178,255         206,787
Cia de Bebidas das Americas (AmBev)                   2,460,531         742,041
Cia de Bebidas das Americas(PFD Shares)               5,462,655       2,053,121
Cia de Companhia deConcessoes Rodoviarias (CCR)          10,000         285,599
Cia Energetica de Minas Gerais (PFD Shares)          10,000,000         382,599
Cia Siderurgica Nacional SA (CSN)                        15,000         349,538
Cia Vale do Rio Doce (CVRD)                              66,900       2,981,163
Cia Vale do Rio Doce (PFD Shares)                        68,700       2,686,278
Contax Participacoes SA(a)                                7,000           6,302
Contax Participacoes SA (ADR)(a)                         26,608          16,529
Contax Participacoes SA (PFD Shares)(a)                  31,000          19,395
Eletropaulo Metropolitana SA
(PFD Shares)(a)                                       5,767,190         263,874
Embratel Participacoes SA(a)                         37,424,000          74,287
Embratel Participacoes SA
(PFD Shares)(a)                                      67,000,000         156,820
Empresa Brasileira de Aeronautica SA                     27,000         200,527
Empresa Brasileira de Aeronautica SA
(PFD Shares)                                            166,651       1,635,267
Gol Linhas Aereas
Inteligentes SA (PFD Shares)                             14,000         228,119
Investimentos Itau SA (PFD Shares)                      682,925       1,973,478
Lojas Americanas SA (PFD Shares)                     28,835,940         668,445
Natura Cosmeticos SA                                      7,000         280,422
Net Servicos de Comunicacao
SA (PFD Shares)(a)                                    1,641,110         723,916
Petroleo Brasileiro SA                                   46,850       2,986,687
Petroleo Brasileiro SA (ADR)                            114,800       2,079,851
Souza Cruz SA                                            18,700         227,179
Tele Norte Leste Participacoes SA                         7,000         159,431
Tele Norte Leste Participacoes SA (ADR)                  26,608         439,830
Tele Norte Leste Participacoes SA (PFD Shares)           31,000         512,655
Telemar Norte Leste SA (PFD Shares)                       6,500         168,231
Telesp Celular Participacoes SA (PFD Shares)(a)          41,712         167,100
Telesp Telecomunicacoes de Sao Paulo SA
(PFD Shares)                                              1,086          21,303
Uniao de Bancos Brasileiros SA                           49,723         531,328
Weg SA (PFD Shares)                                      73,000         246,110
-------------------------------------------------------------------------------
                                                                  $  29,470,695
-------------------------------------------------------------------------------

BULGARIA  -- 0.1%
-------------------------------------------------------------------------------
Albena Invest Holding Plc(a)                             13,850   $     131,051
Bulgartabak Holding                                       3,450          73,179
Doverie Holding AD(a)                                    37,500         123,902
Sopharma AD                                              24,000         119,094
-------------------------------------------------------------------------------
                                                                  $     447,226
-------------------------------------------------------------------------------

CHILE  -- 2.9%
-------------------------------------------------------------------------------
Administradora de Fondos de                               6,000   $     174,840
Pensiones Provida SA (ADR)
Banco de Chile (ADR)                                      4,800         194,640
Banco Santander Chile SA (ADR)                           47,622       2,089,177
Cia Cervecerias Unidas SA (ADR)                          10,300         267,182
Cia de Telecomunicaciones de Chile SA (ADR)              37,866         410,846
Corpbanca SA (ADR)                                        6,000         179,340
Cristalerias de Chile SA (ADR)                           13,800         388,470
Distribucion y Servicio D&S SA (ADR)(a)                  20,800         457,600
Embotelladora Andina SA (Series 'A') (ADR)                6,700         104,654
Embotelladora Andina SA (Series 'B') (ADR)               27,700         452,618
Empresa Nacional de Electricidad SA (ADR)                41,359       1,232,912
Enersis SA (ADR)                                         66,571         761,572
Lan Airlines SA (ADR)                                     7,000         217,280
Madeco SA (ADR)(a)                                       70,000         655,200
Masisa SA (ADR)(a)                                       49,305         635,541
Quinenco SA (ADR)                                        62,000         812,200
Sociedad Quimica y Minera de                              2,095         258,733
Chile SA (ADR) Sociedad Quimica
y Minera de Chile SA (Series 'B') (ADR)                  10,300       1,300,272
Vina Concha y Toro SA (ADR)                               6,200         527,000
-------------------------------------------------------------------------------
                                                                  $  11,120,077
-------------------------------------------------------------------------------

CHINA  -- 6.6%
-------------------------------------------------------------------------------
Beijing North Star Co., Ltd.                          1,580,000   $     397,151
(Class 'H' Shares) China Everbright Ltd.                932,000         397,601
China International Marine Containers
Co., Ltd. (Class 'B' Shares)                            215,000         215,894
China Life Insurance Co.,
Ltd. (Class 'H' Shares)(a)                            1,475,000       1,139,226
China Merchants Holdings
International Co., Ltd.                                 786,000       1,759,084
China Merchants Property
Development Co., Ltd.                                   392,436         320,211
China Mobile Hong Kong Ltd.                             570,400       2,808,937
China Overseas Land & Investment Ltd.                   708,000         215,299
China Petroleum & Chemical Corp.                      5,774,000       2,633,772
China Resources Enterprise
Ltd.                                                    220,000         361,289
China Shipping Container
Lines Co., Ltd.(a)                                      493,000         198,799
China Shipping Development
Co., Ltd. (Class 'H' Shares)                            280,000         234,147
China Telecom Corp. Ltd.
(Class 'H' Shares)                                    1,950,000         734,458
China Travel International
Investment Hong Kong Ltd.                               800,000         217,248
China Unicom Ltd.                                       320,000         265,427
China Vanke Co., Ltd. (Class 'B' Shares)                299,925         166,630
CNOOC Ltd.                                            1,332,500         958,777
Cosco Pacific Ltd.                                      156,000         304,047
Datang International Power
Generation Co., Ltd. (Class 'H' Shares)                 190,000         146,115
Dazhong Transportation Group Co., Ltd.                  240,788         126,173
Denway Motors Ltd.                                      720,000         261,189
Global Bio-chem Technology
Group Co., Ltd.                                         550,000         250,694
Guangdong Electric Power
Development Co., Ltd. (Class 'B' Shares)                264,000         120,589
Guangdong Investment Ltd.                               374,000         131,590
Guangdong Provincial
Expressway Development Co.,
Ltd.  (Class 'B' Shares)                                234,960          98,130
Huaneng Power International,
Inc. (Class 'H' Shares)                                 950,000         704,794
Jiangsu Expressway Co., Ltd.
(Class 'H' Shares)                                      352,000         210,486
Jilin Chemical Industrial
Co., Ltd. (Class 'H' Shares)(a)                         168,000          52,060
Lenovo Group Ltd.                                       492,000         238,249
Maanshan Iron & Steel Co., Ltd.                       2,729,000         971,675
Netease.com, Inc. (ADR)(a)                                5,000         450,050
PetroChina Co., Ltd.                                  1,672,300       1,397,914
PICC Property & Casualty Co.,                           390,000         104,769
Ltd. (Class 'H' Shares)
Ping An Insurance Group Co.
of China Ltd. (Class 'H' Shares)                        604,000       1,053,819
Qingling Motors Co., Ltd.                             1,448,966         238,664
Semiconductor Manufacturing
International Corp.(a)                                2,816,000         490,866
Shanghai Diesel Engine Co., Ltd.                        534,000         172,482
Shanghai Industrial Holdings Ltd.                        84,000         170,308
Shanghai Jinjiang International Hotels
Development Co., Ltd.                                   574,800         377,069
Shanghai Jinqiao Export
Processing Zone Development Co., Ltd.                        99              39
Shenzhen Chiwan Wharf
Holdings Ltd.  (Class 'B' Shares)                        65,000         102,137
Sina Corp.(a)                                            14,000         385,000
Sinopec Yizheng Chemical Fibre Co., Ltd.              3,201,000         504,886
Sinopec-China Petroleum & Chemical Corp.              1,628,000         575,556
Sohu.com, Inc.(a)                                         6,000         102,780
Tingyi (Cayman Islands) Holding Corp.                 1,184,000         427,340
Travelsky Technology Ltd.                               406,000         372,849
Tsingtao Brewery Co., Ltd.                            1,124,000       1,209,622
Yanzhou Coal Mining Co., Ltd.
(Class 'H' Shares)                                      320,000         252,234
-------------------------------------------------------------------------------

                                                                  $  25,028,125
-------------------------------------------------------------------------------

COLOMBIA  -- 0.8%
-------------------------------------------------------------------------------
Bancolombia SA (ADR)                                     87,900   $   1,929,405
Compania de Cemento Argos SA                             33,000         453,990
Interconexion Electrica SA                              380,000         620,693
Inversiones Nacional de
Chocolates SA                                            46,000         183,622
-------------------------------------------------------------------------------
                                                                  $   3,187,710
-------------------------------------------------------------------------------

CROATIA  -- 0.7%
-------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)(a)                              700   $     396,366
Croatia Osiguranje DD(a)                                    100          90,857
Ericsson Nikola Tesla                                     1,450         470,512
Pliva DD (GDR)                                           79,340       1,071,090
Podravka Prehrambena
Industija DD(a)                                           7,000         346,394
Privredna Banka Zagreb DD(a)                              2,300         235,617
Riviera Holding DD(a)                                     2,000         100,599
-------------------------------------------------------------------------------
                                                                  $   2,711,435
-------------------------------------------------------------------------------

CZECH REPUBLIC  -- 3.6%
-------------------------------------------------------------------------------
Cesky Telecom AS(a)                                      80,000   $   1,608,760
Cesky Telecom AS (GDR)(a)                                54,303       1,087,065
CEZ AS                                                  143,770       4,346,073
Komercni Banka AS                                         3,600         527,828
Komercni Banka AS (GDR)                                  27,154       1,310,180
Philip Morris CR AS                                       1,260         984,971
Unipetrol AS(a)                                         295,700       2,854,975
Zentiva NV AS                                            19,800         909,360
-------------------------------------------------------------------------------
                                                                  $  13,629,212
-------------------------------------------------------------------------------

EGYPT  -- 1.7%
-------------------------------------------------------------------------------
Commercial International Bank                            44,420   $     462,631
Eastern Tobacco                                          13,400         511,805
Egyptian Financial
Group-Hermes Holding SAE(a)                              18,500         203,950
Egyptian International
Pharmaceutical Industrial Co.                            40,120         135,753
Egyptian Media Production City(a)                        48,072         100,082
MobiNil- Egyptian Company for
Mobil Services                                            6,978         243,818
Olympic Group Financial Investment Co.                   53,371         287,240
Orascom Construction Industries (OCI)(a)                 38,330       1,397,448
Orascom Hotel Holdings SAE(a)                            11,863          41,191
Orascom Telecommunication(a)                             22,900       2,242,292
Oriental Weavers Co.                                     26,710         347,833
Vodafone Egypt Telecommunications Co.                    19,600         323,332
-------------------------------------------------------------------------------
                                                                  $   6,297,375
-------------------------------------------------------------------------------

ESTONIA  -- 0.6%
-------------------------------------------------------------------------------
AS Eesti Telekom (GDR)                                   42,400   $   1,161,760
AS Harju Elekter                                         18,000          94,293
AS Merko Ehitus                                          23,000         524,652
AS Norma                                                 25,000         209,943
AS Saku Olletehase                                        8,000          83,913
-------------------------------------------------------------------------------
                                                                  $   2,074,561
-------------------------------------------------------------------------------

GHANA  -- 0.3%
-------------------------------------------------------------------------------
Aluworks Ghana Ltd.(b)                                  210,900   $     116,359
Mobil Oil Ghana Ltd.(a)                                  16,087          67,454
SSB Bank Ltd.(b)                                        370,000         321,109
Standard Chartered Bank of
Ghana Ltd.(b)                                            10,200         150,819
Unilever Ghana Ltd.(b)                                  249,000         425,876
-------------------------------------------------------------------------------
                                                                  $   1,081,617
-------------------------------------------------------------------------------

HUNGARY  -- 3.0%
-------------------------------------------------------------------------------
BorsodChem Rt                                            20,000   $     228,739
Danubius Hotel and Spa Rt.(a)                             8,190         235,767
Delmagyarorszagi Aramszol Rt                              2,700         241,747
EGIS Rt                                                   2,478         225,112
FHB Land Credit and Mortgage
Bank Rt                                                  20,000         145,451
Fotex Rt.(a)                                            478,034         744,742
Gedeon Richter Rt                                         7,552       1,361,959
Magyar Tavkozlesi Rt. (ADR)                              37,300         959,729
Magyar Telekom Rt                                        57,000         294,793
MOL Magyar Olaj-es Gazipari
Rt                                                       26,105       2,897,638
NABI Bus Industries Rt.(a)                               24,894          20,440
OTP Bank Rt                                              92,420       3,646,271
Pannonplast Rt.(a)                                       18,000         140,041
RABA Rt.(a)                                              70,410         233,213
-------------------------------------------------------------------------------

                                                                  $  11,375,642
-------------------------------------------------------------------------------

INDIA  -- 1.3%
-------------------------------------------------------------------------------
Bajaj Auto Ltd. (GDR)                                     3,402   $     132,920
Dr. Reddy's Laboratories Ltd. (ADR)                       1,300          25,298
Gail India Ltd. (GDR)                                    14,000         508,200
Grasim Industries Ltd. (GDR)(a)                          10,000         302,500
HDFC Bank Ltd. (ADR)                                      5,700         291,840
Hindalco Industries Ltd. (GDR) (144A)                   110,410         364,353
ICICI Bank Ltd. (ADR)                                    21,000         593,250
ITC Ltd. (GDR)                                           64,500         198,660
Larsen & Toubro Ltd. (GDR)                               12,000         412,200
Mahanagar Telephone Nigam Ltd. (ADR)                     23,300         153,547
Ranbaxy Laboratories Ltd. (GDR)                           5,800          66,120
Reliance Energy Ltd. (GDR) (144A)                         5,900         231,302
Reliance Industries Ltd. (GDR)                           15,808         569,404
Satyam Computer Services Ltd. (ADR)                      12,000         362,640
State Bank of India Ltd. (GDR)                           11,800         585,140
Tata Motors Ltd. (ADR)                                   11,700         144,261
Videsh Sanchar Nigam Ltd. (ADR)                           3,500          57,785
Wipro Ltd. (ADR)                                          3,400          35,224
-------------------------------------------------------------------------------
                                                                  $   5,034,644
-------------------------------------------------------------------------------

INDONESIA  -- 3.4%
-------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                  1,717,500   $     456,437
Astra Argo Lestari Tbk PT                               500,000         249,402
Astra International Tbk PT                            1,601,000       1,521,590
Bank Central Asia Tbk PT                              3,078,000       1,034,359
Bank Danamon Indonesia Tbk PT                           455,000         178,344
Bank Internasional Indonesia Tbk PT                   6,667,000         104,229
Bank Mandiri PT                                       2,168,000         306,088
Bank Pan Indonesia Tbk PT                             1,950,272          92,153
Bank Rakyat Indonesia PT                              2,240,000         589,127
Berlian Laju Tanker Tbk PT                            1,250,000         108,115
Bumi Resources Tbk PT(a)                              5,761,000         503,878
Ciputra Development Tbk PT(a)                        12,232,500         380,083
Gudang Garam Tbk PT                                     763,500         810,011
Indah Kiat Pulp & Paper Corp. Tbk PT(a)               1,095,000          98,035
Indocement Tunggal Prakarsa Tbk PT(a)                   500,000         141,256
Indofood Sukses Makmur Tbk PT                         8,176,500         580,063
Indonesian Satellite Corp. Tbk PT                     1,322,500         670,832
International Nickel Indonesia Tbk PT                   130,000         196,441
Jakarta International Hotels
& Development Tbk PT(a)                               2,100,000         103,061
Kalbe Farma Tbk PT                                    1,517,000         125,576
Kawasan Industri Jababeka Tbk PT(a)                   1,250,000          12,148
Matahari Putra Prima Tbk PT                           1,600,000         130,838
Medco Energi Internasional Tbk PT                       314,000         110,428
Perusahaan Gas Negara PT                              1,361,000         553,108
Perusahaan Perkebunan London
Sumatra Indonesia Tbk PT(a)                             454,000         111,607
Ramayana Lestari Sentosa Tbk PT                       4,100,000         310,864
Semen Gresik Persero Tbk PT                             265,500         469,592
Telekomunikasi Indonesia Tbk PT                       3,675,160       1,915,519
Tempo Scan Pacific Tbk PT                               200,000         116,673
Trimegah Securities Tbk PT                            6,845,000          99,531
Unilever Indonesia Tbk PT                               852,700         337,682
United Tractors Tbk PT                                1,137,000         429,644
-------------------------------------------------------------------------------
                                                                  $  12,846,714
-------------------------------------------------------------------------------

ISRAEL  -- 3.0%
-------------------------------------------------------------------------------
Alvarion Ltd.(a)                                          9,578   $      78,061
Bank Hapoalim Ltd.                                      156,752         609,686
Bank Leumi Le-Israel                                    117,024         393,310
Bezeq Israeli Telecommunication
Corp. Ltd.(a)                                           847,638       1,140,735
Check Point Software
Technologies Ltd.(a)                                     33,341         810,853
Given Imaging Ltd.(a)                                     8,000         193,200
Harel Insurance Investments Ltd.                          3,000         140,537
IDB Development Corp. Ltd.                                2,976          82,014
IDB Holding Corp. Ltd.                                    7,103         160,236
Israel Chemicals Ltd.                                   225,015         884,732
Israel Discount Bank Ltd. (Series 'A')(a)               275,000         400,745
Koor Industries Ltd.(a)                                   3,023         164,780
Lipman Electrical Engineering                             4,000          85,293
M-Systems Flash Disk Pioneers Ltd.(a)                    10,000         299,200
Makhteshim-Agan Industries Ltd.                         120,957         689,657
Nice Systems Ltd.(a)                                      7,900         356,209
Orbotech Ltd.(a)                                         10,000         250,200
Osem Investment Ltd.                                      5,695          50,570
Partner Communications Co., Ltd.(a)                      57,160         490,063
Taro Pharmaceuticals Industries Ltd.(a)                  14,244         366,498
Teva Pharmaceutical Industries Ltd.                      82,999       2,797,103
Teva Pharmaceutical Industries Ltd. (ADR)                15,000         501,300
The Israel Corp. Ltd.                                     1,000         381,049
United Mizrahi Bank Ltd.(a)                              30,000         155,515
-------------------------------------------------------------------------------
                                                                  $  11,481,546
-------------------------------------------------------------------------------

KENYA  -- 0.9%
-------------------------------------------------------------------------------
Athi River Mining Ltd.(a)                               561,200   $     242,435
Bamburi Cement Co., Ltd.                                 53,500          98,225
Barclays Bank of Kenya Ltd.                              88,132         288,808
East African Breweries Ltd.                             345,000         680,676
Kenya Airways Ltd.                                    1,127,600       1,284,753
Kenya Commercial Bank Ltd.                               82,940          94,370
Kenya Power & Lighting Ltd.(a)                          112,650         211,599
Nation Media Group Ltd.                                  89,673         219,335
NIC Bank Ltd.                                           147,120          96,920
Standard Chartered Bank Kenya Ltd.                       68,420         125,337
-------------------------------------------------------------------------------
                                                                  $   3,342,458
-------------------------------------------------------------------------------

LATVIA  -- 0.1%
-------------------------------------------------------------------------------
Grindeks(a)                                              12,000   $     150,222
Latvian Shipping Co.(a)                                  96,000         166,378
-------------------------------------------------------------------------------
                                                                  $     316,600
-------------------------------------------------------------------------------

LITHUANIA  -- 0.5%
-------------------------------------------------------------------------------
Invalda PVA(a)                                           35,000   $     139,328
Klaipedos Nafta PVA                                     300,000         124,712
Lietuvos Telekomas (GDR)                                 60,000         564,000
Mazeikiu Nafta(a)                                        90,000         401,641
Pieno Zvaigzdes                                          40,000          66,698
Rokiokio Suris                                            3,000          74,673
Siauliu Bankas(a)                                       125,000         196,593
Snaige                                                   21,000         128,148
-------------------------------------------------------------------------------
                                                                  $   1,695,793
-------------------------------------------------------------------------------

MALAYSIA  -- 3.0%
-------------------------------------------------------------------------------
AMMB Holdings Bhd                                       162,600   $     111,434
Arab-Malaysian Corp. Bhd (AMCORP)(a)                    400,000         116,742
Berjaya Sports Toto Bhd                                 221,384         264,322
British American Tobacco Malaysia Bhd                    20,700         208,703
CIMB Bhd                                                 64,000         106,978
Commerce Asset Holdings Bhd                             207,400         308,156
Digi.com Bhd(a)                                         100,000         153,887
DRB-Hicom Bhd                                           174,200          72,625
EON Capital Bhd                                          48,500          69,488
Fountain View Development Bhd(a)                         86,600           8,992
Gamuda Bhd                                              128,000         152,145
Genting Bhd                                             108,200         614,749
Golden Hope Plantations Bhd                             100,000         104,537
Guinness Anchor Bhd                                      67,000         103,104
Guocoland Malaysia Bhd                                   11,850           1,949
Highlands & Lowlands Bhd                                100,000         115,150
Hong Leong Bank Bhd                                      70,400         100,038
Hong Leong Credit Bhd                                    61,500          69,633
IJM Corp. Bhd                                            59,100          76,207
IOI Corp. Bhd                                           166,000         524,118
IOI Oleochemical Industries Bhd                           6,375          19,282
Island & Peninsular Bhd(a)                               35,000          12,815
KLCC Property Holdings Bhd                              250,000         143,937
Kuala Lumpur Kepong Bhd                                  44,900          92,326
Leader Universal Holdings Bhd(a)                        476,000          41,727
Magnum Corp. Bhd                                        165,380          90,830
Malakoff Bhd                                            151,600         312,072
Malayan Banking Bhd                                     233,355         718,698
Malaysia International
Shipping Corp. Bhd                                      116,000         571,211
Malaysian Oxygen Bhd                                     42,000         141,523
Malaysian Pacific Industries Bhd                         28,500          80,301
Malaysian Plantations Bhd                               134,800          85,837
Maxis Communications Bhd                                230,000         576,736
Multi-Purpose Holdings Bhd(a)                           400,000         100,822
Nestle Malaysia Bhd                                       6,000          39,639
O.Y.L Industries Bhd                                    178,000         146,405
Petronas Dagangan Bhd                                   100,000         105,616
Petronas Gas Bhd                                         71,000         166,828
PLUS (Projek Lebuhraya Utara Selatan)
Expressways Bhd                                         139,700         118,733
PPB Group Bhd                                           252,000         283,991
PPB Oil Palms Bhd                                        90,000         115,574
Proton Holdings Bhd                                      87,300         191,092
Public Bank Bhd                                         317,187         568,058
Ramatex Bhd                                             118,000          95,153
Resorts World Bhd                                       114,000         332,714
RHB Capital Bhd                                         150,000          98,419
Road Builder (M) Holdings Bhd                           200,000         104,607
Scomi Group Bhd                                         250,000          76,358
Shell Refining Co. (Federal of Malaya) Bhd               38,000         117,962
Sime Darby Bhd                                          376,700         619,671
Southern Bank Bhd                                       108,000         100,865
SP Setia Bhd                                             90,000          92,651
Star Publications (Malaysia) Bhd                         52,000         102,151
Ta Ann Holdings Bhd                                      80,000         125,232
Tan Chong Motor Holdings Bhd                            219,000          97,036
Tanjong Plc                                              42,000         161,581
Telekom Malaysia Bhd                                    173,700         479,840
Tenaga Nasional Bhd                                      98,560         282,422
TIME Engineering Bhd(a)                                 103,900          11,754
Top Glove Corp. Bhd                                      75,000          99,098
UMW Holdings Bhd                                         57,000          83,935
YTL Corp. Bhd                                           155,584         227,040
YTL e-Solutions Bhd                                   1,633,800          60,688
-------------------------------------------------------------------------------
                                                                  $  11,376,187
-------------------------------------------------------------------------------

MAURITIUS  -- 0.8%
-------------------------------------------------------------------------------
Air Mauritius Ltd.                                       83,400   $      54,499
Ireland Blyth Ltd.                                       64,209          90,698
Mauritius Commercial Bank                               463,595         818,559
Mauritius Development
Investment Trust Co., Ltd.                              300,000          61,881
Mon Tresor & Mon Desert Ltd.                             23,449          38,047
New Mauritius Hotels Ltd.                               235,400         559,366
Rogers & Co., Ltd.                                       48,555         253,191
Shell Mauritius Ltd.                                     22,000          67,525
State Bank of Mauritius Ltd.                            641,899         650,373
Sun Resorts Ltd.                                         95,730         214,840
United Basalt Products Ltd.                              85,125         125,018
-------------------------------------------------------------------------------
                                                                  $   2,933,997
-------------------------------------------------------------------------------

MEXICO  -- 6.2%
-------------------------------------------------------------------------------
Alfa SA de CV                                           290,572   $   1,778,949
America Movil SA de CV                                2,949,540       3,881,244
America Telecom SA de CV(a)                              95,649         396,481
Carso Global Telecom SA de CV(a)                        160,800         317,614
Cemex SA de CV                                          794,212       4,142,056
Coca-Cola Femsa SA de CV                                 19,000          50,920
Fomento Economico Mexicano SA de CV                      97,800         681,738
Grupo Aeroportuario del
Surests SA de CV (Class 'B' Shares)                       4,826          19,150
Grupo Bimbo SA de CV                                    141,527         459,479
Grupo Carso SA de CV                                    684,000       1,508,984
Grupo Elektra SA de CV                                    9,626          72,171
Grupo Financiero Banorte SA de CV
(Class 'O' Shares)                                      200,000       1,782,699
Grupo Financiero Inbursa SA de CV                       927,808       1,604,616
Grupo Iusacell SA de CV(a)                              136,250         341,015
Grupo Mexico SA de CV                                   120,000         235,801
Grupo Modelo SA de CV (Series 'C')                      110,000         354,982
Grupo Televisa SA                                       272,000         972,613
Kimberly-Clark de Mexico SA de CV                       121,570         457,706
Telefonos de Mexico SA de CV (Telmex)                 1,996,360       2,121,572
TV Azteca SA de CV                                      593,565         357,229
US Commercial Corp. SA de CV(a)                         128,000          47,479
Wal-Mart de Mexico SA de CV                             364,816       1,852,219
-------------------------------------------------------------------------------
                                                                  $  23,436,717
-------------------------------------------------------------------------------

MOROCCO  -- 1.6%
-------------------------------------------------------------------------------
Banque Commerciale du Maroc                               7,080   $     835,211
Banque Marocaine du Commerce
Exterieur (BMCE)                                          6,620         511,941
Banque Marocaine pour le Commerce
et L' Industrie (BMCI)                                    2,200         176,819
Centrale Laitiere                                           350         250,576
Ciments du Maroc                                          1,365         195,666
CTM                                                       1,560          42,095
Holcim Maroc SA                                           2,082         273,557
Lafarge Ciments                                             700         184,372
Lesieur Cristal SA                                        1,663         190,869
Maroc Telecom                                           108,100       1,157,959
ONA SA                                                    8,823         953,759
Samir                                                     6,247         360,629
Societe des Brasseries du Maroc                           3,279         689,333
Societe Nationale
d'Investissement                                          1,000         100,994
SONASID (Societe Nationale de Siderurgie)                 1,700         160,935
-------------------------------------------------------------------------------
                                                                  $   6,084,715
-------------------------------------------------------------------------------

NIGERIA  -- 0.9%
-------------------------------------------------------------------------------
African Petroleum Plc(a)                                720,000   $     197,250
Cadbury Nigeria Plc                                     200,000          85,629
Conoil Plc(a)                                           322,000         289,369
First Bank of Nigeria Plc                             1,500,000         367,113
Guaranty Trust Bank Plc                               3,275,000         313,098
Guiness Nigeria Plc                                     200,000         159,082
Nestle Foods Nigeria Plc                                 80,000         111,358
Nigeria Bottling Co., Plc                               300,000         142,486
PZ Industries Plc                                     1,900,000         232,505
Total Nigeria Plc                                        80,000         111,969
UACN Property Development Co., Plc                    2,000,000         125,430
Unilever Nigeria Plc(a)                               3,000,000         458,432
Union Bank of Nigeria Plc                             2,133,333         424,219
United Bank for Africa Plc                            1,200,000         137,667
Zenith Bank Ltd.                                      2,000,000         244,283
-------------------------------------------------------------------------------
                                                                  $   3,399,890
-------------------------------------------------------------------------------

PERU  -- 1.7%
-------------------------------------------------------------------------------
Alicorp SA(a)                                         1,000,000   $     588,411
Cementos Lima SA                                          4,981          77,214
Cia de Minas Buenaventura SA                             36,649       1,137,951
Cia de Minas Buenaventura SA (ADR)                       41,440       1,268,698
Compania Minera Atacocha SA                              51,862          39,656
Compania Minera Milpo SA                                 20,000         208,483
Credicorp Ltd.                                           52,600       1,502,782
Edegel SA(a)                                            850,000         401,135
Ferreyros SA                                            123,607          60,917
Grana y Montero SA(a)                                   100,000          27,180
Minsur SA                                               201,019         363,852
Southern Peru Copper Corp.                                3,000         167,880
Southern Peru Copper Corp.
(ADR)                                                     4,530         251,415
Union de Cervecerias Backus y Johnston SAA              795,633         456,277
-------------------------------------------------------------------------------
                                                                  $   6,551,851
-------------------------------------------------------------------------------

PHILIPPINES  -- 2.8%
-------------------------------------------------------------------------------
Ayala Corp.                                              95,856   $     491,767
Ayala Land, Inc.                                      2,474,840         353,652
Bank of the Philippine Islands                          891,720         827,676
Benpres Holdings Corp.(a)                            31,820,000         567,543
Equitable PCI Bank, Inc.                                105,000          92,829
Filinvest Land, Inc.(a)                              10,307,550         231,754
Globe Telecom, Inc.                                      17,000         225,999
International Container
Terminal Services, Inc.(a)                              514,000          82,548
JG Summit Holdings, Inc.                              4,200,000         266,060
Jollibee Foods Corp.                                    500,000         321,199
Manila Electric Co.(a)                                  394,286         147,752
Metropolitan Bank & Trust Co.                           728,875         358,276
Petron Corp.                                          7,477,423         414,716
Philippine Long Distance                                114,060       3,446,305
Telephone Co.
San Miguel Corp. (Class 'B' Shares)                   1,164,000       1,918,480
SM Investments Corp.                                    100,000         389,778
SM Prime Holdings, Inc.                               2,749,000         353,371
-------------------------------------------------------------------------------
                                                                  $  10,489,705
-------------------------------------------------------------------------------

POLAND  -- 3.3%
-------------------------------------------------------------------------------
Agora SA                                                 35,510   $     744,027
Bank BPH                                                  3,226         649,506
Bank Millennium SA                                      196,243         301,876
Bank Pekao SA(a)                                         36,600       2,032,556
Bank Zachodni WBK SA(a)                                   7,350         280,363
BRE Bank SA(a)                                            4,000         190,978
ComputerLand SA(a)                                       10,172         288,652
Debica SA                                                 6,000         123,828
Echo Investment SA(a)                                     6,000         254,981
KGHM Polska Miedz SA(a)                                  36,290         525,442
KGHM Polska Miedz SA (GDR)(a)                            11,300         328,830
Netia SA                                                120,000         169,638
Orbis SA                                                 60,680         600,235
Polska Grupa Farmaceutyczna SA                            9,000         145,454
Polski Koncern Naftowy Orlen SA                         122,225       2,515,369
Powszechna Kasa Oszczednosci Bank Polski SA(a)           88,000         852,554
Prokom Software SA(a)                                    20,781         742,730
Telekomunikacja Polska SA (GDR)                         169,000       1,309,750
Telekomunikacja Polska SA (GDR) (144A)                   76,100         589,775
-------------------------------------------------------------------------------

                                                                  $  12,646,544
-------------------------------------------------------------------------------

ROMANIA  -- 0.7%
-------------------------------------------------------------------------------
Antibiotice SA(a)                                       400,000   $     114,549
Banca Transilvania(a)                                 2,000,000         704,917
BRD-Group Societe Generale                               86,000         375,329
Impact SA                                             1,000,000         159,219
Rompetrol Rafinare SA(a)                              4,400,000         174,130
Sicomed SA(a)                                         1,500,000         650,693
SNP Petrom SA(a)                                      3,000,000         460,569
-------------------------------------------------------------------------------
                                                                  $   2,639,406
-------------------------------------------------------------------------------

RUSSIA  -- 7.3%
-------------------------------------------------------------------------------
Aeroflot - Russian International Airlines               100,000   $     141,500
AvtoVAZ                                                  21,000         536,550
Central Telecommunications                              500,000         165,000
Cherepovets MK Severstal                                 15,000         149,135
Golden Telecom, Inc. (ADR)                                  700          22,099
Irkutskenergo (ADR)                                      11,500         213,325
JSC MMC Norilsk Nickel (ADR)                             12,900       1,070,700
JSC Scientific Production
Corp. Irkut(a)                                           18,333         369,868
LUKOIL (ADR)                                            109,800       6,348,636
Magadanenergo(a)                                      1,000,000          42,000
Mobile Telesystems (ADR)                                 15,800         642,744
Mosenergo (ADR)                                          12,900         139,320
OAO Gazprom(c)                                        1,091,300       5,736,958
Rostelecom                                               75,000         188,250
Sberbank RF(a)                                            8,042         768,011
Sberbank RF (GDR)                                         2,000       1,920,000
Sibneft(a)                                               77,000         267,067
Surgutneftegaz                                           24,500       1,825,250
Surgutneftegaz (ADR) (PFD Shares)                        35,200       1,892,000
Tatneft (ADR)                                             7,250         466,537
Transneft(a)                                                200         342,752
Unified Energy System (GDR)                              30,494       1,183,167
United Heavy Machinery Uralmash-Izhora
Group(a)                                                  5,800          32,480
United Heavy Machinery Uralmash-Izhora
Group (ADR)(a)                                            6,900          38,640
United Heavy Machinery Uralmash-Izhora
Group (ADR) (144A)(a)                                    37,600         210,560
Uralsvyazinform (ADR)                                     6,329          49,746
VimpelCom (ADR)(a)                                       19,500         866,580
Wimm-Bill-Dann Foods OJSC (ADR)(a)                      101,000       1,939,200
-------------------------------------------------------------------------------
                                                                  $  27,568,075
-------------------------------------------------------------------------------

SOUTH AFRICA  -- 6.4%
-------------------------------------------------------------------------------
ABSA Group Ltd.                                          22,773   $     335,778
Alexander Forbes Ltd.                                   132,100         298,072
Anglo Platinum Ltd.                                       9,500         560,876
AngloGold Ashanti Ltd.                                   12,562         538,165
AngloGold Ashanti Ltd. (ADR)                             20,619         875,070
Aspen Pharmacare Holdings Ltd.                           43,010         220,478
Barloworld Ltd.                                          40,000         732,158
BidBEE Ltd.(a)                                            5,662          47,175
Bidvest Group Ltd.                                       32,037         465,109
Business Connexion Group(a)                              19,400          17,394
Edgars Consolidated Stores Ltd.                          55,000         274,804
FirstRand Ltd.                                          330,385         881,968
Foschini Ltd.                                            27,423         196,029
Gold Fields Ltd.                                         40,180         595,692
Harmony Gold Mining Co., Ltd.                            33,400         370,955
Impala Platinum Holdings Ltd.                             8,261         939,311
Imperial Holdings Ltd.(a)                                13,912         291,043
JD Group Ltd.                                            14,214         173,434
Johnnic Communications Ltd.                                  78             594
Johnnic Holdings Ltd.(a)                                    200             354
Lereko Mobility Proprietary Ltd.                          1,088           6,501
Liberty Group Ltd.(a)                                    15,000         151,724
Mittal Steel South Africa Ltd.                           27,000         240,677
MTN Group Ltd.                                          229,880       1,906,532
Murray & Roberts Holdings Ltd.                           65,000         199,893
Nampak Ltd.                                              73,000         182,728
Naspers Ltd.                                             31,868         520,356
Nedcor Ltd.                                              22,183         321,999
Network Healthcare Holdings Ltd.(a)                     217,000         223,682
Pick'n Pay Stores Ltd.                                  104,260         467,610
Remgro Ltd.                                              82,705       1,429,124
Reunert Ltd.                                             26,000         173,166
RMB Holdings Ltd.                                        65,000         268,063
Sanlam Ltd.                                             304,100         612,602
Sappi Ltd.                                               23,820         280,830
Sasol Ltd.                                               91,536       3,543,576
Shoprite Holdings Ltd.                                  126,153         341,500
Standard Bank Group Ltd.                                145,053       1,597,769
Steinhoff International Holdings Ltd.                   180,700         560,022
Telkom South Africa Ltd.                                 60,000       1,190,157
Tiger Brands Ltd.                                        64,600       1,423,435
Tradehold Ltd.(a)                                        29,862          16,312
Truworths International Ltd.                             66,000         210,426
VenFin Ltd.                                              65,000         345,510
Woolworths Holdings Ltd.                                 98,942         203,782
-------------------------------------------------------------------------------
                                                                  $  24,232,435
-------------------------------------------------------------------------------

SOUTH KOREA  -- 6.5%
-------------------------------------------------------------------------------
Amorepacific Corp.                                          400   $     121,278
Daelim Industrial Co., Ltd.                               2,500         176,654
Daesang Corp.                                            27,000         318,368
Daesang Holdings Co., Ltd.(a)                            18,000          94,191
Daewoo Engineering & Construction Co., Ltd.              13,000         146,002
Daewoo Shipbuilding & Marine Engineering Co., Ltd.        8,500         192,204
GS Engineering & Construction Corp.                       4,000         159,303
GS Holdings Corp.(a)                                      5,554         141,806
Hana Bank                                                18,580         689,858
Hanjin Shipping Co., Ltd.                                 5,300         124,720
Hanwha Corp.                                              5,400         126,874
Hanwha Securities Co., Ltd.                              40,000         417,477
Hite Brewery Co., Ltd.                                    1,950         241,666
Hynix Semiconductor, Inc.(a)                             24,070         535,188
Hyundai Development Co.                                   6,700         212,237
Hyundai Engineering & Construction Co., Ltd.(a)           6,500         205,803
Hyundai Heavy Industries Co., Ltd.                        4,000         298,590
Hyundai Merchant Marine Co., Ltd.(a)                      8,700         126,101
Hyundai Mobis                                             3,800         313,091
Hyundai Motor Co.                                        17,770       1,395,101
Hyundai Motor Co. (PFD Shares)                            4,200         223,268
Kangwon Land, Inc.                                       36,658         628,021
KCC Corp.                                                   500         103,068
Kia Motors Corp.                                         11,000         206,673
Kookmin Bank (ADR)                                       18,084       1,071,477
Korea Electric Power Corp.                               23,930         819,929
Korea Express Co., Ltd.(a)                                2,000         121,004
Korea Gas Corp.                                           4,400         147,330
Korean Air Lines Co., Ltd.(a)                             8,086         148,451
KT Corp.                                                 24,300       1,030,588
KT Freetel Co., Ltd.                                      8,800         221,340
KT&G Corp.                                               27,980       1,213,684
KTBNetwork Co., Ltd. (ADR)(a)                            80,000         243,625
LG Chem Ltd. (GDR) (144A)(a)                              4,620         191,961
LG Corp.                                                  8,900         225,459
LG Electronics, Inc.                                      9,019         608,403
LG Telecom Ltd.(a)                                       20,000         106,483
LG.Philips LCD Co., Ltd.(a)                               2,500         103,961
NHN Corp.(a)                                                800         136,406
POSCO                                                     8,290       1,877,645
S-Oil Corp.                                               5,500         450,590
Samsung Corp.                                            25,930         450,355
Samsung Electro-Mechanics Co., Ltd.                       4,200         119,626
Samsung Electronics Co., Ltd.                             6,488       3,681,742
Samsung Fire & Marine Insurance Co., Ltd.                 7,734         803,966
Samsung Heavy Industries Co., Ltd.                        9,500         139,154
Samsung SDI Co., Ltd.                                     2,600         272,172
Samsung Securities Co., Ltd.                                 70           2,974
Shinhan Financial Group Co., Ltd.                        22,630         790,713
Shinsegae Co., Ltd.                                       1,300         483,373
SK Corp.                                                  7,200         416,904
SK Securities Co., Ltd.(a)                              470,000         590,583
SK Telecom Co., Ltd.                                      1,480         289,391
SK Telecom Co., Ltd. (ADR)                               26,341         575,287
Trigem Computer, Inc.(a)                                 95,593         106,928
-------------------------------------------------------------------------------
                                                                  $  24,639,046
-------------------------------------------------------------------------------

TAIWAN  -- 6.2%
-------------------------------------------------------------------------------
Acer, Inc.                                              260,805   $     520,812
Acer, Inc. (GDR)                                          1,186          11,682
Acer, Inc. (GDR) (144A)                                   1,944          19,148
Advanced Semiconductor
Engineering, Inc. (ADR)(a)                               27,495          93,209
Asia Cement Corp.                                       416,491         233,081
Astro All Asia Networks PLC(a)                          136,500         206,434
Asustek Computer, Inc.                                  109,410         294,255
Asustek Computer, Inc. (GDR)                              3,641           9,940
AU Optronics Corp. (ADR)                                 29,711         385,055
BenQ Corp.                                              100,000          87,105
Cathay Financial Holding Co., Ltd.                      356,000         665,384
Chang Hwa Commercial Bank                               210,000         107,179
Chi Mei Optoelectronics Corp.                            79,859          88,683
China Development Financial Holding Corp.(a)            633,000         229,509
China Motor Corp.                                       146,000         124,608
China Steel Corp.                                       529,000         472,932
China Steel Corp. (GDR)                                   1,323          23,739
Chinatrust Financial Holding Co., Ltd.                  280,752         242,918
Chunghwa Telecom Co., Ltd. (ADR)                         37,700         697,827
Chungwha Picture Tubes Ltd.                             341,000          98,585
CMC Magnetics Corp.(a)                                  274,000         113,963
Compal Electronics, Inc.                                191,000         189,195
Compal Electronics, Inc. (GDR)                              429           2,147
Cosmos Bank Taiwan(a)                                   238,000          98,762
D-Link Corp.                                            105,000         109,197
Delta Electronics, Inc.                                  62,000         106,500
E.Sun Financial Holding Co., Ltd.                       254,925         174,358
Evergreen Marine Corp.                                  704,946         454,962
Far Eastern International Bank                          203,000         106,819
Far Eastern Textile Ltd.                                172,800         104,439
Far EasTone
Telecommunications Co., Ltd.                            171,000         194,266
First Financial Holding Co., Ltd.                       247,800         182,058
Formosa Chemicals & Fibre Corp.                         207,000         312,507
Formosa Petrochemical Corp.                             928,602       1,785,592
Formosa Plastics Corp.                                  367,050         539,125
Fu Sheng Industrial Co., Ltd.                           141,000         155,083
Fubon Financial Holding Co., Ltd.                       650,000         598,013
HannStar Display Corp.(a)                               434,000         100,178
High Tech Computer Corp.                                 18,400         225,855
High Tech Computer Corp. (GDR)                              920          44,856
Hon Hai Precision Industry Co., Ltd.                    177,610         830,525
Hotai Motor Co., Ltd.                                    98,000         257,791
Hsinchu International Bank                              188,000         108,402
Hua Nan Financial Holdings Co., Ltd.                    214,000         141,854
International Bank of Taipei                            166,000         102,835
Inventec Co., Ltd.                                      220,000         107,150
Largan Precision Co., Ltd.                               14,000         125,898
Lite-On Technology Corp.                                102,000         114,288
MediaTek, Inc.                                           35,600         337,066
Mega Financial Holding Co., Ltd.                        600,000         380,334
Mitac International Corp.                                80,000         122,043
Nan Ya Plastics Corp.                                   412,000         497,093
Nanya Technology Corp.                                  165,000         103,018
Novatek Microelectronics Corp. Ltd.                      25,000         109,566
Optimax Technology Corp.                                 60,000          97,844
Pou Chen Corp.                                          168,000         109,188
Powerchip Semiconductor Corp.                           300,680         168,432
President Chain Store Corp.                             545,000       1,020,497
ProMOS Technologies, Inc.                               318,000          94,620
Quanta Computer, Inc.                                   116,500         191,518
Quanta Computer, Inc. (GDR)                                 565           4,577
Quanta Display, Inc.                                    292,000         106,566
Shin Kong Financial Holding Co., Ltd.                   159,749         135,147
Siliconware Precision Industries Co. (ADR)               66,086         342,325
SinoPac Financial Holdings Co., Ltd.                    222,000         103,661
Synnex Technology International Corp.                   648,790         839,719
Taishin Financial Holdings Co., Ltd.                    333,887         196,234
Taiwan Cement Corp.                                     181,650         114,867
Taiwan Mobile Co., Ltd.                                 719,000         685,124
Taiwan Semiconductor Manufacturing Co., Ltd.          1,474,499       2,375,142
Teco Electric & Machinery Co., Ltd.                     389,000         106,930
Teco Electric and Machinery Co., Ltd. (GDR)(a)               42             115
Uni-President Enterprises Corp.                       2,276,000         918,364
United Microelectronics Corp. (ADR)(a)                  226,176         814,233
Walsin Lihwa Corp.                                    1,085,980         323,385
Wan Hai Lines Ltd.                                      280,000         205,767
Winbond Electronics Corp.(a)                            338,000         102,391
Wintek Corp.                                             68,000         110,017
Yageo Corp.(a)                                          303,000         103,193
Yang Ming Marine Transport (GDR)                         39,287         248,612
Yuanta Core Pacific Securities Co.                      173,000         111,006
Yuen Foong Yu Paper Manufacturing Co., Ltd.             301,000         106,373
Zyxel Communications Corp.                               54,000         112,383
-------------------------------------------------------------------------------
                                                                  $  23,396,053
-------------------------------------------------------------------------------

THAILAND  -- 2.9%
-------------------------------------------------------------------------------
Advanced Info Service Pcl(d)                            135,600   $     363,229
Bangkok Bank Pcl(a)                                     231,900         595,165
Bangkok Bank Pcl(d)                                     144,900         403,555
Bangkok Expressway Pcl(d)                               250,000         147,327
Bank of Ayudhya Pcl(a)(d)                               196,400          64,278
BankThai Pcl(a)(d)                                      643,800          99,553
Banpu Pcl(d)                                             33,000         130,807
BEC World Pcl(d)                                        606,500         220,062
Cal-Comp Electronics
(Thailand) Pcl(d)                                     1,500,000         141,727
CP Seven Eleven Pcl                                   1,500,000         226,470
Delta Electronics (Thailand) Pcl(d)                     934,670         348,239
Electricity Generating Pcl                               50,500          92,477
Hana Microelectronic Pcl(d)                           1,084,100         654,710
Italian-Thai Development Pcl                            211,300          50,426
ITV Pcl(a)(d)                                           600,000         175,332
Kasikornbank Pcl(d)                                     784,600       1,286,935
KCE Electronics Pcl                                     369,300          48,113
Krung Thai Bank Pcl(d)                                  615,000         158,000
Loxley Pcl(d)                                         1,762,600          95,287
National Finance Pcl(d)                                 523,300         164,199
PTT Exploration & Production Pcl(d)                      58,600         667,839
PTT Pcl(d)                                              120,300         714,798
Ratchaburi Electricity Generating
Holding Pcl(d)                                          261,100         251,149
Saha-Union Pcl(d)                                        98,700          37,735
Sahaviriya Steel Industries Pcl                         851,000          29,013
Shin Corp. Pcl(d)                                       280,156         278,075
Siam Cement Pcl                                          88,600         506,673
Siam Cement Pcl(d)                                       25,000         155,333
Siam City Cement Pcl(d)                                  24,100         166,672
Siam Commercial Bank Pcl(d)                             196,600         248,305
Siam Makro Pcl(d)                                       100,000         153,415
Thai Airways International Pcl(d)                       100,000          90,710
Thai Military Bank Pcl(a)(d)                            888,000          93,417
Thai Oil Pcl                                            120,000         219,165
Thai Olefin Pcl(d)                                      100,000         155,850
Thai Petrochemical Industry Pcl(a)(d)                   653,100         224,247
Thai Union Frozen Products Pcl                          233,000         163,360
Thai Union Frozen Products Pcl(d)                       230,000         169,507
Thoresen Thai Agencies Pcl(d)                           120,000         100,816
TISCO Bank Pcl(d)                                       150,000         104,694
Total Access Communication Pcl(a)                        95,000         306,858
True Corp. Pcl(a)(d)                                    323,168          62,564
TT&T Pcl(a)                                           4,677,800         375,910
United Communication Industry Pcl(a)                    130,000         167,256
-------------------------------------------------------------------------------
                                                                  $  10,909,252
-------------------------------------------------------------------------------

TURKEY  -- 3.6%
-------------------------------------------------------------------------------
Ak Enerji Elektrik Uretim                                18,721   $      73,075
Otoprodukor Grubu AS(a) Akbank TAS                      213,619       1,419,028
Anadolu Efes Biracilik ve Malt Sanayii AS                41,576       1,112,310
Arcelik AS(a)                                            61,583         354,907
Cimsa Cimento Sanayi ve Ticaret AS                       20,000         139,697
Dogan Sirketler Grubu Holding AS(a)                      78,000         217,754
Dogan Yayin Holding AS                                   88,698         230,996
Enka Insaat ve Sanayi AS                                 41,250         450,715
Eregli Demir ve Celik Fabrikalari TAS                   146,993         972,589
Finansbank AS(a)                                         46,000         245,395
Haci Omer Sabanci Holding AS                            210,158       1,084,728
Hurriyet Gazetecilik ve Matbaacilik AS                   82,000         244,640
KOC Holding AS(a)                                       137,553         621,301
Migros Turk TAS                                          42,464         360,829
Nortel Networks Netas Telekomunikasyon AS(a)              1,764          37,697
Petkim Petrokimya Holding AS(a)                          45,000         228,297
Trakya CAM Sanayi AS                                     60,699         217,180
Tupras Turkiye Petrol Rafine AS                          43,441         767,852
Turk Hava Yollari Aninum Ortakligi
(THY) AS(a)                                              48,448         257,730
Turkcell Iletisim Hizmet AS                             251,348       1,382,231
Turkcell Iletisim Hizmet AS (ADR)                        32,457         443,031
Turkiye Garanti Bankasi AS(a)                           283,487         842,747
Turkiye Is Bankasi                                      171,628       1,190,944
Ulker Gida Sanayi ve Ticaret AS                          85,000         312,480
Vestel Elektronik Sanayi va Ticaret AS(a)                15,295          54,559
Yapi ve Kredi Bankasi(a)                                 95,811         396,705
-------------------------------------------------------------------------------
                                                                  $  13,659,417
-------------------------------------------------------------------------------

UNITED STATES  -- 0.0%
-------------------------------------------------------------------------------
Perrigo Co.                                               3,222   $      46,107
-------------------------------------------------------------------------------
                                                                  $      46,107
-------------------------------------------------------------------------------

VENEZUELA -- 0.4
-------------------------------------------------------------------------------
Cia Anonima Nacional
Telefonos de Venezuela - CANTV (ADR)                     65,152   $     914,083
Mercantil Servicios Financieros CA (ADR)                161,700         526,867
-------------------------------------------------------------------------------
                                                                  $   1,440,950
-------------------------------------------------------------------------------

ZIMBABWE -- 0.4
-------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                597,393   $      11,257
Barclays Bank Zimbabwe                                  712,759          13,705
Dawn Properties(a)                                      123,277         237,041
Delta Corp. Ltd.                                        807,488         341,585
Econet Wireless Holdings Ltd.                            93,780         105,309
Hwange Colliery Co.                                     693,000          85,281
Meikles Africa Ltd.                                      60,013          96,932
NMBZ Holdings Ltd.(a)                                   994,355           7,839
OK Zimbabwe                                           1,059,353          11,203
Old Mutual PLC                                           80,448         473,344
Pelhams Ltd.(a)                                          86,835             184
Zimbabwe Sun Ltd.(a)                                    123,277             550
-------------------------------------------------------------------------------
                                                                  $   1,384,230
-------------------------------------------------------------------------------

Total Common Stocks (cost $202,998,352)                           $ 357,097,386
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 4.2%

Butterfield Fund Thai Euro(b)                            63,899   $   1,206,413
Framlington Bulgaria Fund, Ltd.(b) (e)                   78,180          14,854
Genesis Chile Fund Ltd.(b)                                3,400         302,600
India Fund, Inc.                                         95,800       3,812,840
Korea Fund, Inc.                                         26,900         896,308
Morgan Stanley India Investment Fund, Inc.               23,786       1,024,225
Romanian Investment Fund(b)                                 615         315,295
Saudi Arabia Investment Fund Ltd.(b)                     41,700       3,779,897
Societe Generale Baltic Republic Fund(b) (e)             12,723         580,678
Societe Generale Romania Fund(b) (e)                      6,450           7,740
Thailand International Fund (IDR)(b)                          3          63,750
UTI India IT Fund Ltd.(b)                                22,300         594,072
Vietnam Enterprise
Investments Ltd.(b)                                   1,882,733       3,097,096
Vietnam Growth Fund Ltd.(b)                              13,235         155,511
-------------------------------------------------------------------------------
Total Investment Funds (cost $5,581,036)                          $  15,851,279
-------------------------------------------------------------------------------

WARRANTS(a) -- 0.6%

Bank of Ayudhya Pcl (Thailand) expiring
9/3/08, strike THB 12.00(d)                               4,000   $         341
J.P.  Morgan International Derivatives Ltd.
Call Warrant (Bharti Televentures (India)),
(144A) expiring 5/31/06, strike INR .0001                81,000         637,109
J.P. Morgan International Derivatives Ltd.
Call Warrant (Hero Honda Motors Ltd. (India)),
(144A) expiring 12/22/06, strike INR .0001               16,000         276,646
J.P.  Morgan International
Derivatives Ltd. Call Warrant (Hindustan
Lever Ltd. (India)), (144A) expiring 4/4/07,
strike INR .0001                                        133,000         552,356
J.P.  Morgan International Derivatives Ltd.
Call Warrant (Infosys Technologies Ltd.
(India)), (144A) expiring 8/25/05, strike
INR .0001(b)                                              1,575         366,010
J.P. Morgan International Derivatives Ltd.
Call Warrant (Tata Consultancy Services Ltd.
(India)), (144A) expiring 11/1/06,
strike INR .0001                                          5,985         201,337
Land and Houses Pcl (Thailand) expiring
9/2/08, strike THB 2.278(d)                           2,072,000         456,632
-------------------------------------------------------------------------------

Total Warrants (cost $1,511,584)                                  $   2,490,431
-------------------------------------------------------------------------------
Total Long-Term Investments - 99.2%
  (cost $210,090,972)                                             $ 375,439,096
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.8%

                                                     PRINCIPAL
        SECURITY                                     AMOUNT(000)        VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENT
-------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase
Agreement, dated 9/30/05, 3.40%, due
10/3/05 (cost $2,899,000)(f)                      $       2,899   $   2,899,000
-------------------------------------------------------------------------------
Total Repurchase Agreement (cost $2,899,000)                      $   2,899,000
-------------------------------------------------------------------------------
Total Investments - 100.0% (cost $212,989,972)                    $ 378,338,096
-------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 0.0%                             $     (86,215
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                               $ 378,251,881
-------------------------------------------------------------------------------
(144A) - Security Exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers
(ADR) - American Depository Receipt
(GDR) - Global Depository Receipt
(IDR) - International Depository Receipt
(a) Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Represents financial contract with an off-shore broker whereby 1 contract is equal to 1 share of the indicated security.
(d) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(e) Investment fund is in the process of being liquidated.
(f) Repurchase price of $2,899,821. Collateralized by $2,920,000 Federal Home Loan Bank 4.13% due 4/18/2008. The aggregate market value, including accrued interest, of the collateral was $2,958,661.

The cost and unrealized appreciation (depreciation) in value of the investments at September 30, 2005 as computed on a federal income tax basis, were as follows:

       Aggregate cost                                   $219,339,148
       -----------------------------------------------------------------
       Gross unrealized appreciation                    $164,799,326
       Gross unrealized depreciation                      (5,800,378)
       -----------------------------------------------------------------
       Net unrealized appreciation                      $158,998,948
       -----------------------------------------------------------------

The tax adjustments applied to the current value of investments described above were calculated in the preparation of the Fund's Tax return at its most recent fiscal year end (June 30, 2005).

The net unrealized depreciation on foreign currency at September 30, 2005 on a federal income tax basis was $33,199.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:     /s/ Michael W. Weilheimer
            ---------------------
            Michael W. Weilheimer
            President and Principal Executive Officer

Date:    November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Michael W. Weilheimer
            ---------------------
             Michael W. Weilheimer
             President and Principal Executive Officer

Date:    November 28, 2005


By:      /s/ Barbara E. Campbell
             ---------------------
             Barbara E. Campbell
             Treasurer and Principal Financial Officer

Date:    November 28, 2005
        ---------------------